                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08916

Morgan Stanley Technology Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
          (Address of principal executive offices)      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:  March 31, 2007

Date of reporting period:  September 30, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Technology Fund (formerly Morgan Stanley Information Fund)* performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

*THE FUND'S NAME CHANGED EFFECTIVE JULY 28, 2006.

FUND REPORT

For the six months ended September 30, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED SEPTEMBER 30, 2006

                                                        NYSE
                                                        ARCA                           LIPPER
                                                        TECH                        SCIENCE &
                                                         100           S&P         TECHNOLOGY
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(R)(1)     500(R)(2)     FUNDS INDEX(3)
  -6.46%      -6.85%      -6.85%      -6.42%       -5.19%          4.14%              -5.88%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The technology sector experienced a significant amount of volatility over the six-month period ended September 30, 2006. Following a short-term rally at the beginning of the year, returns deteriorated as investors grew increasingly concerned about the slowing economy and what possible affect it would have on technology spending. Feeding into these worries were the Federal Open Market Committee's (the "Fed") ongoing adherence to its monetary policy in its effort to tame inflation concerns, continued high oil and natural gas prices and a number of mixed corporate earnings reports. Facing uncertainty, investors during the spring and early summer months overwhelmingly preferred more defensive, less cyclical areas of the market.

During the month of August, however, the technology sector entered positive territory. After its 17th consecutive rate hike in June, the Fed opted to leave the target federal funds rate unchanged in its August meeting. This pause was well received by the market, and the stabilization of interest rates coupled with the decline in energy and other commodities prices helped renew investors' enthusiasm for technology goods and services. Evidence of a year-end revival began to appear toward the end of the reporting period as personal computer back-to-school sales surged, and businesses commenced their seasonal year-end information technology (IT) spending. Rising expectations of strong sales within the technology sector for the 2006 holiday season further enhanced the sector's overall performance at the end of the period.

PERFORMANCE ANALYSIS

Morgan Stanley Technology Fund underperformed the NYSE Arca Tech 100 Index(R) as well as the S&P 500(R), and the Lipper Science & Technology Funds Index for the six months ended September 30, 2006, assuming no deduction of applicable sales charges.

The new management team for the Morgan Stanley Technology Fund employs a diversified approach in the allocation of assets within the technology sector. The team believes that increased exposure to industries within the health care sector, such as biotechnology, provides better diversification benefits. For this period, however, investment in the biotechnology sector hampered the Fund's overall performance due to a sluggish FDA approval process for new products and increased competition from international drug manufacturers. Exposure to semiconductor firms also hindered returns as the Fund's holdings within this segment suffered from overstocked inventories, cyclical sales lag and depressed gross margins. Furthermore, stock selection in certain Internet information providers adversely affected overall performance. These companies declined as advertising revenues diminished and investors reconsidered the valuation on stock prices.

Despite these pressures on the Fund's overall performance, there were some notable positive contributors during the period. Select companies within the computer hardware industry boosted their market share, particularly through sales of desktop and notebook computers. Manufacturers of components for LCD televisions also enjoyed strong returns, as did companies that produce video games and gaming software. Finally, the Fund's holdings in the aerospace/defense sub-sector added to overall returns due to continued U.S. defense spending, increased IT contracts from the U.S. government and strong international sales for aerospace products.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities of companies located throughout the world considered by the Fund's "Investment Adviser," Morgan Stanley Investment Advisers Inc., to rely extensively on technology, science and communications in their product development or operations at the time of investment. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The companies in which the Fund may invest may be from any industry, as long as they produce or deploy innovative technology. The Investment Adviser focuses on those companies that it believes have the best potential for earnings growth. The Fund normally holds common stocks and other equity securities of companies located in at least three countries, one of which is the United States. The Fund may invest up to 50 percent of its net assets in the securities (including depositary receipts) of foreign companies; however, it will not invest more than 25 percent of its net assets in any one foreign country. Up to 15 percent of the Fund's net assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), but of which no more than 10 percent may be invested in local shares (shares traded in the issuer's local or regional market). In addition, the Fund will not invest more than 10 percent of its net assets in convertible securities. In deciding which securities to buy, hold or sell, the Investment Adviser considers business, economic and political conditions. The Investment Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

   TOP 10 HOLDINGS
   Apple Computer, Inc.                                  3.4%
   Google, Inc. (Class A)                                3.3
   Microsoft Corp.                                       3.2
   Lockheed Martin Corp.                                 3.1
   Corning Inc.                                          3.0
   International Business Machines Corp.                 3.0
   Genentech, Inc.                                       2.7
   Amgen Inc.                                            2.6
   Advanced Micro Devices, Inc.                          2.5
   DST Systems, Inc.                                     2.5

   TOP FIVE INDUSTRIES
   Semiconductors                                      16.2%
   Packaged Software                                   16.0
   Biotechnology                                        9.9
   Telecommunications Equipment                         7.9
   Information Technology Services                      6.1

Data as of September 30, 2006. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 11/28/95)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              IFOAX                     IFOBX                    IFOCX                    IFODX
   1 YEAR                              (2.35)%(4)                (3.14)%(4)               (3.14)%(4)               (2.20)%(4)
                                       (7.47)(5)                 (7.99)(5)                (4.11)(5)                   --
   5 YEARS                              1.18(4)                   0.35(4)                  0.42(4)                  1.37(4)
                                        0.10(5)                  (0.05)(5)                 0.42(5)                    --
   10 YEARS                               --                      2.85(4)                    --                       --
                                          --                      2.85(5)                    --                       --
   SINCE INCEPTION                      3.41(4)                   3.48(4)                  2.62(4)                  3.62(4)
                                        2.80(5)                   3.48(5)                  2.62(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The NYSE Arca Tech 100 Index(R) is a price-weighted index comprised of common stocks and American Depository Receipts (ADRs) of technology-related companies listed on US exchanges. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's primary benchmark is being changed from the S&P 500(R) to the NYSE Arca Tech 100 Index(R) to more accurately reflect the Fund's investible universe.

(2) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Science & Technology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Science & Technology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 - 09/30/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             04/01/06 -
                                                                     04/01/06            09/30/06             09/30/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (-6.46% return)......................................         $1,000.00           $  935.40             $ 8.59
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.19             $ 8.95
CLASS B
Actual (-6.85% return)......................................         $1,000.00           $  931.50             $12.20
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,012.43             $12.71
CLASS C
Actual (-6.85% return)......................................         $1,000.00           $  931.50             $12.20
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,012.43             $12.71
CLASS D
Actual (-6.42% return)......................................         $1,000.00           $  935.80             $ 7.38
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.45             $ 7.69

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.77%, 2.52%, 2.52% and 1.52% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to any other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs, but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (100.1%)
              Aerospace & Defense
              (4.9%)
  110,000     Lockheed Martin Corp. ...  $  9,466,600
  110,000     Raytheon Co. (c).........     5,281,100
                                         ------------
                                           14,747,700
                                         ------------
              Biotechnology (9.9%)
  110,000     Amgen Inc.*..............     7,868,300
  100,000     Genentech, Inc.*.........     8,270,000
  110,000     Genzyme Corp.*...........     7,421,700
   50,000     Gilead Sciences, Inc.*...     3,435,000
  100,000     MedImmune, Inc. (c)*.....     2,921,000
                                         ------------
                                           29,916,000
                                         ------------
              Computer Communications
              (2.2%)
  250,000     Cisco Systems, Inc.*.....     5,750,000
   50,400     Riverbed Technology, Inc.
               (c)*....................       982,800
                                         ------------
                                            6,732,800
                                         ------------
              Computer Peripherals
              (2.6%)
  264,700     EMC Corp.*...............     3,171,106
  130,200     Network Appliance,
               Inc.*...................     4,818,702
  192,300     Seagate Technology
               (Escrow) Inc. (a).......             0
                                         ------------
                                            7,989,808
                                         ------------
              Computer Processing
              Hardware (5.9%)
  135,000     Apple Computer, Inc.*....    10,399,050
  200,000     Hewlett-Packard Co. .....     7,338,000
                                         ------------
                                           17,737,050
                                         ------------
              Data Processing Services
              (5.9%)
  115,000     Automatic Data
               Processing, Inc. .......     5,444,100
  120,600     DST Systems, Inc. (c)*...     7,437,402
  115,000     First Data Corp. ........     4,830,000
                                         ------------
                                           17,711,502
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronic Components
              (2.5%)
  100,000     Jabil Circuit, Inc. .....  $  2,857,000
   85,000     SanDisk Corp. (c)*.......     4,550,900
                                         ------------
                                            7,407,900
                                         ------------
              Electronic Equipment/
              Instruments (1.5%)
  115,000     Thermo Electron Corp.*...     4,522,950
                                         ------------
              Electronic Production
              Equipment (6.1%)
  130,200     Applied Materials, Inc.
               (c).....................     2,308,446
  150,200     KLA-Tencor Corp. (c).....     6,679,394
  130,200     Lam Research Corp.*......     5,901,966
  130,000     Novellus Systems, Inc.
               (c)*....................     3,595,800
                                         ------------
                                           18,485,606
                                         ------------
              Information Technology
              Services (7.7%)
  150,000     Amdocs Ltd.
               (Guernsey)*.............     5,940,000
  135,000     Citrix Systems, Inc.*....     4,888,350
   45,000     Cognizant Technology
               Solutions Corp. (Class
               A)*.....................     3,332,700
  110,000     International Business
               Machines Corp. .........     9,013,400
                                         ------------
                                           23,174,450
                                         ------------
              Internet Software/
              Services (5.6%)
  275,000     BEA Systems, Inc.*.......     4,180,000
   25,000     Google, Inc. (Class
               A)*.....................    10,047,500
  105,200     Yahoo!, Inc.*............     2,659,456
                                         ------------
                                           16,886,956
                                         ------------
              Medical Specialties
              (1.9%)
   75,000     Bard (C.R.), Inc. .......     5,625,000
                                         ------------
              Other Consumer Services
              (1.3%)
  125,000     eBay Inc.*...............     3,545,000
   25,100     Shutterfly, Inc. ........       390,305
                                         ------------
                                            3,935,305
                                         ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Packaged Software (16.0%)
  115,000     Adobe Systems, Inc.*.....  $  4,306,750
  140,000     Autodesk, Inc.*..........     4,869,200
  100,000     Cognos, Inc. (Canada)*...     3,650,000
   50,300     Commvault systems, Inc.
               (c)*....................       905,400
   33,600     DivX Inc. (c)*...........       798,672
  100,000     Hyperion Solutions Corp.
               (c)*....................     3,448,000
  200,000     McAfee Inc.*.............     4,892,000
  350,000     Microsoft Corp. .........     9,565,500
  200,000     Oracle Corp.*............     3,548,000
  130,200     SAP AG (ADR) (Germany)
               (c).....................     6,444,900
  275,000     Symantec Corp.*..........     5,852,000
                                         ------------
                                           48,280,422
                                         ------------
              Recreational Products
              (2.0%)
  110,000     Electronic Arts Inc.*....     6,124,800
                                         ------------
              Semiconductors (16.2%)
  307,100     Advanced Micro Devices,
               Inc. (c)*...............     7,631,435
  100,000     Altera Corp.*............     1,838,000
  100,000     Analog Devices, Inc. ....     2,939,000
  130,000     Broadcom Corp. (Class A)
               (c)*....................     3,944,200
  130,200     Cypress Semiconductor
               Corp. (c)*..............     2,313,654
  200,000     Intel Corp. .............     4,114,000
  125,000     Linear Technology Corp.
               (c).....................     3,890,000
  200,000     Marvell Technology Group,
               Ltd. (Bermuda) (c)*.....     3,874,000
  100,000     Maxim Integrated
               Products, Inc. .........     2,807,000
  130,200     Micron Technology,
               Inc.*...................     2,265,480
  100,000     National Semiconductor
               Corp. (c)...............     2,353,000
  150,000     NVIDIA Corp.*............     4,438,500
  130,200     Texas Instruments
               Inc. ...................     4,329,150
  100,000     Xilinx, Inc. ............     2,195,000
                                         ------------
                                           48,932,419
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication
              Equipment (7.9%)
  375,000     Corning, Inc.*...........  $  9,153,750
  110,000     Harris Corp. ............     4,893,900
  130,200     Motorola, Inc. (c).......     3,255,000
  135,000     Nokia Corp. (ADR)
               (Finland) (c)...........     2,658,150
  110,000     QUALCOMM, Inc. ..........     3,998,500
                                         ------------
                                           23,959,300
                                         ------------
              Total Common Stocks
              (Cost $298,151,551)......   302,169,968
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investments (10.8%)
              Short-Term Debt
              Securities held as
              Collateral on Loaned
              Securities (10.3%)
  $   775     Alliance & Leister Plc.,
               5.32%, 10/29/07 (d).....  $    775,000
    1,550     Amsouth Bank, 5.30%,
               11/13/06 (d)............     1,550,000
      388     Bancaja, 5.37%, 10/29/07
               (d).....................       387,500
              Bank of America,
       16      5.31%, 11/07/06 (d).....        15,500
       78      5.31%, 11/07/06 (d).....        77,500
       78      5.31%, 11/07/06 (d).....        77,500
    1,240      5.32%, 05/15/07 (d).....     1,240,000
      388     Bank of New York Co.,
               Inc., 5.32%, 10/29/07
               (d).....................       387,500
              Bear Stearns,
      465      5.44%, 03/12/07 (d).....       465,000
      310      5.44%, 03/08/07 (d).....       310,119
      775      5.37%, 10/29/07 (d).....       775,000
      775     BNP Paribas Mtn., 5.36%,
               10/29/07 (d)............       775,000
      542     CIC NY, 5.31%, 09/04/07
               (d).....................       542,424
      362     Ciesco, LLC, 5.30%,
               10/10/06................       361,640

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
  $   791     Dekabank Deutsche
               Girozentrale, 5.51%
               10/29/07 (d)............  $    790,500
    4,813     Deutsche Bank Securities
               Inc., 5.40%, 10/02/06...     4,813,404
      775     Dexia Bank NY, 5.33%,
               09/28/07 (d)............       774,848
      775     Five Finance Inc., 5.33%,
               11/17/06 (d)............       775,014
              Goldman Sachs Group, Inc.
      729      5.49%, 10/01/07 (d).....       728,500
      388      5.38%, 10/29/07 (d).....       387,500
      388     HSBC Finance Corp.,
               5.32%, 10/29/07 (d).....       387,500
      387     Liberty Lighthouse US
               Capital, 5.33%, 02/01/07
               (d).....................       387,461
              Manufacturers and
               Traders,
    1,550      5.32%, 04/19/07 (d).....     1,549,873
      232      5.31%, 12/29/06 (d).....       232,485
      408     Merrill Lynch and Co.,
               5.46%, 04/26/07 (d).....       407,502
      388     Natexis Banques
               Populaires NY, 5.35%,
               02/28/07 (d)............       387,500
              National City Bank
               Cleveland
      736      5.32%, 03/01/07 (d).....       736,180
      387      5.32%, 09/18/07 (d).....       387,471
    1,550     National Rural Utilites
               Coop., Fin., 5.32%,
               10/29/07 (d)............     1,550,000
      899     Nationwide Building
               Society, 5.42%, 10/01/07
               (d).....................       899,000

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
  $   769     Newport Funding Corp.,
               5.33%, 10/02/06.........  $    769,420
    1,162     Nordea Bank New York,
               5.31%, 05/16/07 (d).....     1,162,456
              Norinchukin Bank NY,
      388      5.31%, 10/10/06.........       387,671
      775      5.33%, 11/01/06.........       775,000
              Rhein-Main Securitisaton
               Limited,
      554      5.30%, 10/05/06.........       553,879
      154      5.30%, 10/20/06.........       154,319
      772     Scaldis Capital LLC,
               5.29%, 10/20/06.........       771,596
      775     Skandi New York, 5.32%,
               10/29/07 (d)............       775,000
      775     SLM Corp., 5.33%,
               10/29/07 (d)............       775,000
      154     Ticonderoga Funding LLC,
               5.29%, 10/25/06.........       154,319
      543     Unicredito Italiano Bank
               (IRE) Plc., 5.34%,
               10/29/07 (d)............       542,500
              Wells Fargo Bank San
               Francisco N.A.,
      155      5.30%, 12/01/06 (d).....       155,000
    1,162      5.31%, 12/18/06 (d).....     1,162,482
                                         ------------
              Total Short-Term Debt
              Securities held as
              collateral on loaned
              securities
              (Cost $31,073,063).......    31,073,063
                                         ------------

                       See Notes to Financial Statements
 14

Morgan Stanley Technology Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Repurchase Agreement (0.5%)
  $ 1,427     Joint repurchase
               agreement account 5.30%
               due 10/02/06 (dated
               09/29/06; proceeds
               $1,427,630) (b)
               (Cost $1,427,000).......  $  1,427,000
                                         ------------
              Total Short-Term
              Investments (Cost
              $32,500,063).............    32,500,063
                                         ------------

Total Investments
(Cost $330,651,614) (e).....   110.9%     334,670,031
Liabilities in Excess of
Other Assets................  (10.9)      (32,829,175)
                               -----     ------------
Net Assets..................   100.0%    $301,840,856
                               =====     ============

---------------------

    ADR  American Depositary Receipt
     *   Non-income producing security.
    (a) A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
    (b) Collateralized by federal agency and U.S. Treasury obligations.
    (c)  All or portion of securities on loan at September
         30, 2006.
    (d) Variable/Floating Rate Security -- interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.
    (e) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $18,442,845 and the aggregate gross unrealized depreciation is $14,424,428, resulting in net unrealized appreciation of $4,018,417.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Semiconductors...............  $ 48,932,419       16.2%
Packaged Software............    48,280,422       16.0
Collateral on Loaned
 Securities..................    31,073,063       10.3
Biotechnology................    29,916,000        9.9
Telecommunication
 Equipment...................    23,959,300        7.9
Information Technology
 Services....................    23,174,450        7.7
Electronic Production
 Equipment...................    18,485,606        6.1
Computer Processing
 Hardware....................    17,737,050        5.9
Data Processing Services.....    17,711,502        5.9
Internet Software/Services...    16,886,956        5.6
Aerospace & Defense..........    14,747,700        4.9

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Computer Peripherals.........     7,989,808        2.6
Electronic Components........     7,407,900        2.5
Computer Communications......     6,732,800        2.2
Recreational Products........     6,124,800        2.0
Medical Specialties..........     5,625,000        1.9
Electronic Equipment/
 Instruments.................     4,522,950        1.5
Other Consumer Services......     3,935,305        1.3
Repurchase Agreement.........     1,427,000        0.5
                               ------------      -----
                               $334,670,031      110.9%
                               ============      =====

                       See Notes to Financial Statements
 16

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2006 (unaudited)

Assets:
Investments in securities, at value
 (cost $330,651,614) (including $30,480,692 of securities
 loaned)....................................................     $334,670,031
Cash........................................................            6,353
Receivable for:
    Dividends...............................................           67,785
    Shares of beneficial interest sold......................           57,302
    Interest................................................              420
Prepaid expenses and other assets...........................           43,643
                                                              ---------------
    Total Assets............................................      334,845,534
                                                              ---------------
Liabilities:
Collateral on securities loaned, at value...................       31,073,063
Payable for:
    Shares of beneficial interest redeemed..................          975,970
    Investments purchased...................................          376,500
    Distribution fee........................................          188,031
    Investment advisory fee.................................          165,865
    Transfer agent fee......................................          103,281
    Administration fee......................................           19,805
Accrued expenses and other payables.........................          102,163
                                                              ---------------
    Total Liabilities.......................................       33,004,678
                                                              ---------------
    Net Assets..............................................     $301,840,856
                                                              ===============
Composition of Net Assets:
Paid-in-capital.............................................   $2,456,540,025
Net unrealized appreciation.................................        4,018,417
Accumulated net investment loss.............................       (2,941,938)
Accumulated net realized loss...............................   (2,155,775,648)
                                                              ---------------
    Net Assets..............................................     $301,840,856
                                                              ===============
Class A Shares:
Net Assets..................................................      $92,522,007
Shares Outstanding (unlimited authorized, $.01 par value)...        9,264,495
    Net Asset Value Per Share...............................            $9.99
                                                              ===============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........           $10.54
                                                              ===============
Class B Shares:
Net Assets..................................................     $181,762,298
Shares Outstanding (unlimited authorized, $.01 par value)...       19,664,565
    Net Asset Value Per Share...............................            $9.24
                                                              ===============
Class C Shares:
Net Assets..................................................      $23,860,747
Shares Outstanding (unlimited authorized, $.01 par value)...        2,582,754
    Net Asset Value Per Share...............................            $9.24
                                                              ===============
Class D Shares:
Net Assets..................................................       $3,695,804
Shares Outstanding (unlimited authorized, $.01 par value)...          361,862
    Net Asset Value Per Share...............................           $10.21
                                                              ===============

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2006 (unaudited)

Net Investment Loss:
Income
Dividends (net of $9,199 foreign withholding tax)...........  $    814,076
Interest....................................................        97,909
Income from securities loaned -- Net........................         6,515
                                                              ------------
    Total Income............................................       918,500
                                                              ------------
Expenses
Investment advisory fee.....................................     1,094,527
Transfer agent fees and expenses............................     1,047,593
Distribution fee (Class A shares)...........................       120,587
Distribution fee (Class B shares)...........................     1,001,496
Distribution fee (Class C shares)...........................       130,375
Administration fee..........................................       130,690
Shareholder reports and notices.............................       116,425
Professional fees...........................................        42,624
Custodian fees..............................................        24,460
Registration fees...........................................        15,750
Trustees' fees and expenses.................................           133
Other.......................................................        19,005
                                                              ------------
    Total Expenses..........................................     3,743,665
Less: expense offset........................................        (5,081)
                                                              ------------
    Net Expenses............................................     3,738,584
                                                              ------------
    Net Investment Loss.....................................    (2,820,084)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.................................................   (29,142,704)
Foreign exchange transactions...............................        (3,351)
                                                              ------------
    Net Realized Loss.......................................   (29,146,055)
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................     4,765,816
Net translation of other assets and liabilities denominated
  in foreign currencies.....................................          (292)
                                                              ------------
    Net Appreciation........................................     4,765,524
                                                              ------------
    Net Loss................................................   (24,380,531)
                                                              ------------
Net Decrease................................................  $(27,200,615)
                                                              ============

                       See Notes to Financial Statements
 18

Morgan Stanley Technology Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2006   MARCH 31, 2006
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................     $ (2,820,084)     $  (7,935,051)
Net realized gain (loss)....................................      (29,146,055)        79,014,882
Net change in unrealized appreciation/depreciation..........        4,765,524        (18,639,365)
                                                                 ------------      -------------
    Net Increase (Decrease).................................      (27,200,615)        52,440,466
                                                                 ------------      -------------

Net decrease from transactions in shares of beneficial
  interest..................................................      (61,612,837)      (170,456,065)
                                                                 ------------      -------------
    Net Decrease............................................      (88,813,452)      (118,015,599)
Net Assets:
Beginning of period.........................................      390,654,308        508,669,907
                                                                 ------------      -------------
End of Period
(Including accumulated net investment losses of $2,941,938
and $121,854, respectively).................................     $301,840,856      $ 390,654,308
                                                                 ============      =============

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Technology Fund (the "Fund"), formerly Morgan Stanley Information Fund (the Fund's name changed effective July 28, 2006), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Security Lending -- Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. Funds that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at September 30, 2006 are $30,480,692 and $31,073,063, respectively.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

H. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

I. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $99,286,107 at September 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25 % and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $150, $247,591 and $1,884, respectively and received $7,759 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2006 aggregated $167,826,982 and $209,084,604, respectively.

For the six months ended September 30, 2006, the Fund incurred brokerage commissions of $65,127 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At September 30, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 180,072 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                     SEPTEMBER 30, 2006                 MARCH 31, 2006
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................     161,232   $  1,575,232           445,117   $   4,460,749
Conversion from Class B.........................     700,971      6,893,894        10,813,888      99,821,219
Redeemed........................................  (1,978,120)   (19,409,270)       (4,986,263)    (50,632,105)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class A..........................  (1,115,917)   (10,940,144)        6,272,742      53,649,863
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................     220,441      2,003,004           689,777       6,476,950
Conversion to Class A...........................    (755,886)    (6,893,894)      (11,557,004)    (99,821,219)
Redeemed........................................  (4,233,697)   (38,458,313)      (12,295,328)   (115,385,747)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class B..........................  (4,769,142)   (43,349,203)      (23,162,555)   (208,730,016)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................      28,191        258,222           112,187       1,057,044
Redeemed........................................    (558,189)    (5,065,212)       (1,485,896)    (14,021,817)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class C..........................    (529,998)    (4,806,990)       (1,373,709)    (12,964,773)
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................      69,613        681,087            34,582         360,063
Redeemed........................................    (307,042)    (3,197,587)         (269,599)     (2,771,202)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class D..........................    (237,429)    (2,516,500)         (235,017)     (2,411,139)
                                                  ----------   ------------       -----------   -------------
Net decrease in Fund............................  (6,652,486)  $(61,612,837)      (18,498,539)  $(170,456,065)
                                                  ==========   ============       ===========   =============

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2006, the Fund had a net capital loss carryforward of $2,119,010,401 of which $147,683,387 will expire on March 31, 2009,
$1,275,591,838 will expire on March 31, 2010, $670,621,776 will expire on March 31, 2011 and $25,113,400 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Funds may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

9. Legal Matters

(1) Beginning October 25, 2002, purported class action complaints were filed in the United States District Court for the Southern District of New York against Morgan Stanley, the Fund (under its former name, the Morgan Stanley Information
Fund), Morgan Stanley Investment Advisors Inc., and certain subsidiaries of Morgan Stanley alleging violations of federal securities laws in connection with the underwriting and management of the Fund. These actions were consolidated into one action in which plaintiffs allege that Morgan Stanley analysts issued overly optimistic stock recommendations to obtain investment banking business, and that the desire to obtain investment banking business influenced decisions made by the Fund Manager. A similar consolidated complaint was filed with respect to the fund formerly called the Morgan Stanley Technology Fund, which merged with the Fund on October 6, 2003. Both consolidated complaints were stayed pending a decision by the United States Court of Appeals for the Second Circuit of an appeal from the dismissal of a very similar complaint filed by plaintiffs against another mutual funds complex. The case involving the other mutual funds complex recently settled, although court approval of the settlement is pending. Upon confirmation from plaintiffs that they intend to pursue their claims, the Fund, Morgan Stanley and the remaining defendants intend to move to dismiss both consolidated complaints. The Fund and Morgan Stanley believe these lawsuits have no merit. However, the ultimate outcome of these matters is not presently determinable and no provisions has been made in the Fund's financial statements for the effect, if any, of such matters. The Investment Manager has agreed to indemnify the Fund against any losses and claims associated with the complaint filed against the fund formerly called the Morgan Stanley Technology Fund.

(2) The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9,

Morgan Stanley Technology Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED) continued

2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                   FOR THE SIX                               FOR THE YEAR ENDED MARCH 31,
                                   MONTHS ENDED      ----------------------------------------------------------------------------
                                SEPTEMBER 30, 2006     2006             2005             2004             2003             2002
                                ------------------   --------          -------          -------          -------          -------
                                   (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period.......................        $10.68           $ 9.47           $10.14           $ 6.68           $11.29           $14.69
                                      ------           ------           ------           ------           ------           ------

Income (loss) from investment
 operations:
    Net investment loss++.....         (0.06)           (0.12)           (0.05)           (0.11)           (0.05)            0.00
    Net realized and
    unrealized gain (loss)....         (0.63)            1.33            (0.62)            3.57            (4.56)           (3.40)
                                      ------           ------           ------           ------           ------           ------

Total income (loss) from
 investment operations........         (0.69)            1.21            (0.67)            3.46            (4.61)           (3.40)
                                      ------           ------           ------           ------           ------           ------

Net asset value, end of
 period.......................        $ 9.99           $10.68           $ 9.47           $10.14           $ 6.68           $11.29
                                      ======           ======           ======           ======           ======           ======

Total Return+.................         (6.46)%(1)       12.78 %          (6.61)%          51.80 %         (40.83)%         (23.15)%

Ratios to Average Net
Assets(3):
Total expenses (before expense
 offset)......................          1.77 %(2)        1.67 %           1.49 %           1.46 %           1.55 %           1.32 %

Net investment loss...........         (1.21)%(2)       (1.19)%          (0.58)%          (1.19)%          (0.60)%           0.00 %

Supplemental Data:
Net assets, end of period, in
 thousands....................       $92,522         $110,847          $38,891          $53,534          $20,434          $36,129

Portfolio turnover rate.......            52 %(1)         177 %            106 %            108 %             92 %            144 %

---------------------

    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1   Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                            FOR THE SIX                          FOR THE YEAR ENDED MARCH 31,
                                            MONTHS ENDED             ----------------------------------------------------
                                         SEPTEMBER 30, 2006            2006       2005       2004       2003       2002
                                         ------------------          --------   --------   --------   --------   --------
                                            (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period...          $9.92                  $8.87      $9.58      $6.36     $10.84     $14.22
                                                 -----                  -----      -----      -----     ------     ------

Income (loss) from investment
 operations:
    Net investment loss++..............          (0.09)                 (0.19)     (0.13)     (0.18)     (0.11)     (0.10)
    Net realized and unrealized gain
    (loss).............................          (0.59)                  1.24      (0.58)      3.40      (4.37)     (3.28)
                                                 -----                  -----      -----      -----     ------     ------

Total income (loss) from investment
 operations............................          (0.68)                  1.05      (0.71)      3.22      (4.48)     (3.38)
                                                 -----                  -----      -----      -----     ------     ------

Net asset value, end of period.........          $9.24                  $9.92      $8.87      $9.58     $ 6.36     $10.84
                                                 =====                  =====      =====      =====     ======     ======

Total Return+..........................          (6.85)%(1)             11.84 %    (7.41)%    50.63 %   (41.38)%   (23.70)%

Ratios to Average Net Assets(3):
Total expenses (before expense
 offset)...............................           2.52 %(2)              2.45 %     2.35 %     2.30 %     2.40 %     2.10 %

Net investment loss....................          (1.96)%(2)             (1.97)%    (1.44)%    (2.03)%    (1.45)%    (0.78)%

Supplemental Data:
Net assets, end of period, in
 thousands.............................       $181,762               $242,405   $421,973   $657,944   $373,470   $911,276

Portfolio turnover rate................             52 %(1)               177 %      106 %      108 %       92 %      144 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                        FOR THE YEAR ENDED MARCH 31,
                                               MONTHS ENDED         --------------------------------------------------------
                                            SEPTEMBER 30, 2006       2006         2005         2004         2003      2002
                                            ------------------      -------      -------      -------      -------   -------
                                               (unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period......         $9.92              $8.86        $9.57        $6.36       $10.84    $14.17
                                                   -----              -----        -----        -----       ------    ------

Income (loss) from investment operations:
    Net investment loss++.................         (0.09)             (0.19)       (0.13)       (0.18)       (0.11)    (0.07)
    Net realized and unrealized gain
    (loss)................................         (0.59)              1.25        (0.58)        3.39        (4.37)    (3.26)
                                                   -----              -----        -----        -----       ------    ------

Total income (loss) from investment
 operations...............................         (0.68)              1.06        (0.71)        3.21        (4.48)    (3.33)
                                                   -----              -----        -----        -----       ------    ------

Net asset value, end of period............         $9.24              $9.92        $8.86        $9.57       $ 6.36    $10.84
                                                   =====              =====        =====        =====       ======    ======

Total Return+.............................         (6.85)%(1)         11.96 %      (7.42)%      50.47 %     (41.33)%  (23.50)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)....          2.52 %(2)          2.45 %       2.34 %       2.29 %       2.40 %    1.88 %

Net investment loss.......................         (1.96)%(2)         (1.97)%      (1.43)%      (2.02)%      (1.45)%   (0.56)%

Supplemental Data:
Net assets, end of period, in thousands...       $23,861            $30,866      $39,754      $60,555      $23,150   $52,145

Portfolio turnover rate...................            52 %(1)           177 %        106 %        108 %         92 %     144 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Technology Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                         FOR THE YEAR ENDED MARCH 31,
                                               MONTHS ENDED         -----------------------------------------------------------
                                            SEPTEMBER 30, 2006       2006         2005         2004         2003         2002
                                            ------------------      -------      -------      -------      -------      -------
                                               (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period......        $10.91             $ 9.65       $10.32       $ 6.78       $11.45       $14.86
                                                  ------             ------       ------       ------       ------       ------

Income (loss) from investment operations:
    Net investment income (loss)++........         (0.05)             (0.10)       (0.04)       (0.09)       (0.04)        0.02
    Net realized and unrealized gain
    (loss)................................         (0.65)              1.36        (0.63)        3.63        (4.63)       (3.43)
                                                  ------             ------       ------       ------       ------       ------

Total income (loss) from investment
 operations...............................         (0.70)              1.26        (0.67)        3.54        (4.67)       (3.41)
                                                  ------             ------       ------       ------       ------       ------

Net asset value, end of period............        $10.21             $10.91       $ 9.65       $10.32       $ 6.78       $11.45
                                                  ======             ======       ======       ======       ======       ======

Total Return+.............................         (6.42)%(1)         13.06 %      (6.49)%      52.21 %     (40.79)%     (22.95)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)....          1.52 %(2)          1.45 %       1.35 %       1.30 %       1.40 %       1.10 %

Net investment income (loss)..............         (0.96)%(2)         (0.97)%      (0.44)%      (1.03)%      (0.45)%       0.22 %

Supplemental Data:
Net assets, end of period, in thousands...        $3,696             $6,537       $8,051      $11,470       $5,337      $27,603

Portfolio turnover rate...................            52 %(1)           177 %        106 %        108 %         92 %        144 %

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 32

Morgan Stanley Technology Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the following proposals: (i) to elect Trustees; (ii) to eliminate certain fundamental investment restrictions; (iii) to modify certain fundamental investment restrictions; and (iv) to reclassify certain fundamental policies as non-fundamental policies. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned several times, most recently until November 30, 2006, to permit further solicitation of proxies.

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

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Technology Fund

Semiannual Report
September 30, 2006

[MORGAN STANLEY LOGO]

TECHSAN-RA06-01031P-Y09/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006


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